PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed balance Sheets) (Parenthetical) (Details) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	142,353,532	142,353,532
Ordinary shares, shares outstanding	130,091,977	130,091,977
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share			$ 0.0001	$ 0.0001
Ordinary shares, shares authorized			450,000,000	450,000,000
Ordinary shares, shares issued	142,353,532	142,353,532
Ordinary shares, shares outstanding	130,091,977	130,091,977